Employee benefits Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	$ 2,802	$ 2,818
Debt instruments	616	649
Property	403	447
Other	169	177
Total plan assets	3,990	4,091
Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	2,742
Debt instruments	597
Property	$ 395
Total plan assets, percentage	97.00%
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 27	$ 27
U.S. Equities [member] | Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	2,225
Non-U.S. Equities [member] | Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	$ 517